Shareholder Report	12 Months Ended	46 Months Ended	108 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE DIVIDEND GROWTH FUND, INC.
Entity Central Index Key	0000894024
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005435
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Investor Class
Trading Symbol	PRDGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Investor Class	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dividend Growth Fund (Investor Class)	13.50%	10.71%	11.38%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,093,739,000	$ 24,093,739,000	$ 24,093,739,000
Holdings Count | Holding	103	103	103
Advisory Fees Paid, Amount	$ 117,643,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,093,739 Number of Portfolio Holdings103
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000012104
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Advisor Class
Trading Symbol	TADGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Advisor Class	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dividend Growth Fund (Advisor Class)	13.21%	10.41%	11.08%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,093,739,000	$ 24,093,739,000	$ 24,093,739,000
Holdings Count | Holding	103	103	103
Advisory Fees Paid, Amount	$ 117,643,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,093,739 Number of Portfolio Holdings103
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166314
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	I Class
Trading Symbol	PDGIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - I Class	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Dividend Growth Fund (I Class)	13.65%	10.85%	12.55%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,093,739,000	$ 24,093,739,000	$ 24,093,739,000
Holdings Count | Holding	103	103	103
Advisory Fees Paid, Amount	$ 117,643,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,093,739 Number of Portfolio Holdings103
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225815
Shareholder Report [Line Items]
Fund Name	Dividend Growth Fund
Class Name	Z Class
Trading Symbol	TRZDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Dividend Growth Fund (Z Class)	14.23%	10.61%
Russell 3000 Index (Regulatory Benchmark)	23.81	11.35
S&P 500 Index (Strategy Benchmark)	25.02	13.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 24,093,739,000	$ 24,093,739,000	$ 24,093,739,000
Holdings Count | Holding	103	103	103
Advisory Fees Paid, Amount	$ 117,643,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$24,093,739 Number of Portfolio Holdings103
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

Updated Prospectus Web Address	www.troweprice.com/paperless